Income Taxes (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 1,754,629	$ 1,564,411
Additions based on tax positions related to the current year	100,000	190,218
Balance at end of year	$ 1,854,629	$ 1,754,629